Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge Sustainability Leaders Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 8.5%
Diversified Telecommunication Services — 0.4%
Space Exploration Technologies Corp., Class A Shares	3,489	$378,103 *
Entertainment — 2.6%
Netflix Inc.	21,550	1,545,350 *
Walt Disney Co.	9,000	865,710
Total Entertainment		2,411,060
Interactive Media & Services — 5.1%
Alphabet Inc., Class A Shares	13,690	4,875,420
Media — 0.4%
AppLovin Corp., Class A Shares	1,040	411,736 *

Total Communication Services		8,076,319
Consumer Discretionary — 9.1%
Broadline Retail — 4.9%
Amazon.com Inc.	17,350	4,711,913 *
Specialty Retail — 4.2%
Chewy Inc., Class A Shares	26,730	604,098 *
Home Depot Inc.	4,320	1,434,067
TJX Cos. Inc.	12,320	1,938,429
Total Specialty Retail		3,976,594

Total Consumer Discretionary		8,688,507
Consumer Staples — 3.9%
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	680	647,285
US Foods Holding Corp.	13,880	1,396,189 *
Total Consumer Staples Distribution & Retail		2,043,474
Household Products — 1.7%
Procter & Gamble Co.	11,300	1,632,737

Total Consumer Staples		3,676,211
Financials — 12.4%
Banks — 4.6%
Bank of America Corp.	21,910	1,357,324
JPMorgan Chase & Co.	8,500	2,990,215
Total Banks		4,347,539
Capital Markets — 2.8%
Blackrock Inc.	1,430	1,559,258
Morgan Stanley	5,340	1,123,643
Total Capital Markets		2,682,901
Financial Services — 2.0%
Visa Inc., Class A Shares	5,330	1,951,473
Insurance — 3.0%
MetLife Inc.	10,360	995,907
Travelers Cos. Inc.	4,900	1,834,364
Total Insurance		2,830,271

Total Financials		11,812,184
See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 9.8%
Biotechnology — 2.3%
Alnylam Pharmaceuticals Inc.	1,700	$349,384 *
Argenx SE, ADR	920	785,515 *
Gilead Sciences Inc.	8,120	1,057,305
Total Biotechnology		2,192,204
Health Care Providers & Services — 1.9%
CVS Health Corp.	7,810	815,598
McKesson Corp.	1,120	958,933
Total Health Care Providers & Services		1,774,531
Life Sciences Tools & Services — 2.1%
Danaher Corp.	10,100	1,969,298
Pharmaceuticals — 3.5%
Johnson & Johnson	13,230	3,391,510

Total Health Care		9,327,543
Industrials — 11.0%
Commercial Services & Supplies — 2.7%
Clean Harbors Inc.	3,150	985,572 *
Republic Services Inc.	7,540	1,587,547
Total Commercial Services & Supplies		2,573,119
Construction & Engineering — 1.2%
Valmont Industries Inc.	2,450	1,180,165
Electrical Equipment — 2.4%
Eaton Corp. PLC	2,590	1,075,368
Regal Rexnord Corp.	5,850	1,200,596
Total Electrical Equipment		2,275,964
Machinery — 0.8%
Deere & Co.	1,240	734,911
Professional Services — 0.9%
UL Solutions Inc., Class A Shares	9,580	877,911
Trading Companies & Distributors — 3.0%
Ferguson Enterprises Inc.	4,240	993,559
United Rentals Inc.	1,700	1,834,742
Total Trading Companies & Distributors		2,828,301

Total Industrials		10,470,371
Information Technology — 33.6%
Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.	9,890	1,124,988 *
Semiconductors & Semiconductor Equipment — 18.0%
Advanced Micro Devices Inc.	4,030	1,918,885 *
Analog Devices Inc.	4,100	1,506,381
ASM International NV, Registered Shares	980	903,491
ASML Holding NV, Registered Shares	1,170	1,905,930
Broadcom Inc.	5,130	1,997,006
Enphase Energy Inc.	7,030	263,906 *
Micron Technology Inc.	670	551,430
NVIDIA Corp.	37,810	7,590,358
See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
	SiTime Corp.	890	$476,328 *
Total Semiconductors & Semiconductor Equipment			17,113,715
Software — 7.2%
	Cadence Design Systems Inc.	3,330	1,132,266 *
	Microsoft Corp.	8,100	3,764,232
	Oracle Corp.	2,340	303,896
	Palo Alto Networks Inc.	5,200	1,725,516 *
Total Software			6,925,910
Technology Hardware, Storage & Peripherals — 7.2%
	Apple Inc.	22,150	6,842,356

Total Information Technology			32,006,969
Materials — 4.5%
Chemicals — 3.3%
	CF Industries Holdings Inc.	4,480	560,851
	Ecolab Inc.	2,820	782,917
	Linde PLC	3,770	1,803,493
Total Chemicals			3,147,261
Construction Materials — 1.2%
	Vulcan Materials Co.	4,360	1,170,965

Total Materials			4,318,226
Real Estate — 3.0%
Industrial REITs — 1.3%
	Prologis Inc.	8,350	1,207,493
Specialized REITs — 1.7%
	Equinix Inc.	1,560	1,590,077

Total Real Estate			2,797,570
Utilities — 3.3%
Independent Power and Renewable Electricity Producers — 1.1%
	Brookfield Renewable Partners LP	30,830	1,013,074
Multi-Utilities — 1.8%
	CenterPoint Energy Inc.	42,100	1,769,884
Water Utilities — 0.4%
	American Water Works Co. Inc.	2,630	352,867

Total Utilities			3,135,825
Total Investments before Short-Term Investments (Cost — $65,180,526)			94,309,725
	Rate
Short-Term Investments — 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.559%	507,381	507,381 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.646%	507,381	507,381 (a)(b)

Total Short-Term Investments (Cost — $1,014,762)			1,014,762
Total Investments — 100.1% (Cost — $66,195,288)			95,324,487
Liabilities in Excess of Other Assets — (0.1)%			(127,687)
Total Net Assets — 100.0%			$95,196,800

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Sustainability Leaders Fund
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $507,381 and the cost was $507,381 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$94,309,725	—	—	$94,309,725
Short-Term Investments†	1,014,762	—	—	1,014,762
Total Investments	$95,324,487	—	—	$95,324,487

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$842,664	$9,282,823	9,282,823	$9,618,106	9,618,106

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$18,001	—	$507,381

ClearBridge Sustainability Leaders Fund 2026 Quarterly Report